Income Taxes (Period Available to Offset Future Faxable Income) (Details) (JPY ¥) In Millions	Mar. 31, 2011
Income Taxes
Within 5 years	¥ 363,516
6 to 20 years	308,504
Indefinite periods	59,038
Total	¥ 731,058